Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable

	As of	As of
	December 31, 2018	December 31, 2017
Trade accounts receivable	$27,984,656	$23,127,679
Less: allowance for doubtful accounts	(223,700)	(192,434)
Accounts receivable, net	$27,760,956	$22,935,245